CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
CONTRACT LIABILITIES
CONTRACT LIABILITIES

NOTE 12 – CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31,	December 31,
	2022	2021

Contract liabilities - course fees	$7,520,859	-
Contract liabilities - tailored job readiness training services	251,368	-
Contract liabilities - overseas study consulting services	-	291,833
Total	$7,772,227	$291,833

Contract liabilities primarily consists of $7.5 million in course fees received from students and $0.3 million in tailored job readiness training service fees received from education institutions for which the Company’s revenue recognition criteria have not been met. The Company’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. The course fees and the training service fees will be recognized as revenue once the criteria for revenue recognition are met. The Company expects to recognize revenue of $7.8 million arising from contract liabilities as of December 31, 2022, for the financial year ending December 31, 2023.

Revenue from overseas study consulting services recognized during the year ended December 31, 2022 that was included in the contract liabilities as of December 31, 2021 amounted to $0.3 million.